UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21927

MSS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of Principal Executive Offices)(Zip Code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, OH 43215

Registrant’s Telephone Number, including Area Code:  (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PARVIN HEDGED EQUITY
SOLARI WORLD FUND
(Ticker: PHSWX)

SEMI-ANNUAL REPORT

May 31, 2021

 (UNAUDITED)

                                                                 Series Trust

PARVIN HEDGED EQUITY SOLARI WORLD FUND

SHAREHOLDER LETTER

MAY 31, 2021 (UNAUDITED)

Fund Shareholders:

The Parvin Hedged Equity Solari World Fund (the “Fund”) managed by Parvin Fund Management, LLC (the “Advisor”) commenced operations on December 31,2020.  As cash from investors began to accumulate, the Fund was able to get invested but missed the dramatic rise at the very beginning of the year.  Furthermore, the Fund’s hedged strategy is designed to provide insurance against market selloffs but at an expense that acts as a drag on performance during market rallies.  The Advisor believes if inflation continues to accelerate, accommodative monetary and fiscal policies may be curtailed with a subsequent impact that could reverse market gains seen year-to-date.  In that event, protective put options owned by the Fund should serve their purpose of preserving capital.  The Advisor also believes that a consistent and notable increase of the consumer price index in recent months could indicate that inflation may not be transitory but rather just beginning a secular trend reminiscent of the “stagflation” experienced four decades ago.  The effect of that development would likely be higher interest rates which should limit ongoing market gains.

Having just registered and offered the Fund to new shareholders, the next step is to begin marketing more broadly to prospective investors.  The Fund combines an ESG screen with an alternative, or hedged, investment strategy.  To the Advisor’s knowledge, there are no directly comparable funds.  The Advisor believes the Fund represents a unique investment opportunity for three reasons: 1) an ESG screen driven primarily by a focus on governance and transparency that should lead to appropriate decision-making regarding environmental and social issues; 2) a more cautious investment approach, guided by profitability and value, to select equities of operating companies, not mutual fund or ETF index proxies, that should generally meet a growth and income objective; and 3) a hedged strategy that adds protective put options which should preserve capital during precipitous market selloffs, complemented by occasional writing (selling) of covered calls and cash-backed puts on individual stocks to provide additional income.

Our screen manager, Catherine Austin Fitts, publishes The Solari Report, which provides insight into her perspective on companies that demonstrate positive governance attributes and those which reflect disconcerting management judgments.  Along with the Fund Prospectus, you can go to www.solari.com to find more information about her views.

Steve Smith

Managing Director

Parvin Fund Management, LLC

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PARVIN HEDGED EQUITY SOLARI WORLD FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2021 (UNAUDITED)

The following chart gives a breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments as of May 31, 2021.

Technology
9.61%
Basic Materials
11.07%
Put Options
2.00%
Communication Services
5.50%
Consumer Cyclical
8.98%
Money Market Funds
24.96%
Consumer Defensive
15.81%
Industrials
3.64%
Financial Services
5.79%
Healthcare
12.64%

Sectors are based on Morningstar® classifications.

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PARVIN HEDGED EQUITY SOLARI WORLD FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2021 (UNAUDITED)

Shares		Value

COMMON STOCKS - 76.11%

Agricultural Chemicals - 4.26%
550	Nutrien Ltd. (Canada)	$ 34,183

Agricultural Services - 2.88%
325	Calavo Growers, Inc. *	23,140

Agricultural Products, Livestock & Animal Specialties - 3.48%
800	Cal-Maine Foods, Inc.	27,928

Beverages - 2.37
5,500	Ambev SA ADR	19,030

Canned Fruits, Vegetables, Preserves, Jams & Jellies - 3.74%
225	The J.M. Smucker Co.	29,990

Industrial Inorganic Chemicals - 3.74%
100	Air Products & Chemicals, Inc.	29,966

Industrial Organic Chemicals - 3.53%
200	International Flavors & Fragrances, Inc.	28,334

Insurance Agents, Brokers & Services - 6.03%
3,750	BB Seguridade Participacoes SA ADR	16,800
750	Zurich Insurance Group AG ADR	31,567
		48,367
Manufacture of Other Food Products - 3.99%
3,000	Orkla ASA ADR	32,010

Medical Instruments & Supplies - 1.67%
2,800	Top Glove Corp. BHD ADR	13,384

Miscellaneous Manufacturing Industries - 3.68%
2,500	Amcor PLC (Switzerland)	29,500

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.80%
700	Smith & Nephew PLC ADR	30,464

Pharmaceutical Preparations - 3.94%
400	Novo Nordisk A/S ADR	31,560

Radiotelephone Communications - 5.73%
1,800	Mobile TeleSystems PJSC ADR *	16,416
1,600	Vodafone Group PLC ADR *	29,552
		45,968

The accompanying notes are an integral part of these financial statements.

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PARVIN HEDGED EQUITY SOLARI WORLD FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

Shares		Value

Semiconductors & Related Devices - 5.93%
500	ChipMOS Technologies, Inc. ADR *	$ 16,120
550	Intel Corp.	31,416
		47,536
Services-Business Services - 5.68%
525	eBay, Inc.	31,962
10	MercadoLibre, Inc. (Argentina) *	13,587
		45,549
Services-Prepackaged Software - 4.09%
65	Adobe, Inc. *	32,798

Surgical & Medical Instruments & Apparatus - 7.57%
150	3M Co.	30,456
125	Becton, Dickinson & Co.	30,236
		60,692

TOTAL FOR COMMON STOCKS (Cost $597,161) - 76.11%		610,399

MONEY MARKET FUNDS - 26.01%
140,003	Fidelity Investments Money Market Government Portfolio Class I, 0.01% **	140,003
68,567	First American Government Obligations Fund Class X, 0.03% **	68,567
TOTAL FOR MONEY MARKET FUNDS (Cost $208,570) - 26.01%		208,570

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $25,801) - 2.08%		16,680

TOTAL INVESTMENTS (Cost $831,532) - 104.20%		835,649

LIABILITIES LESS OTHER ASSETS, NET - (4.20)%		(33,655)

NET ASSETS - 100.00%		$ 801,994

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at May 31, 2021.

ADR - American Depositary Receipt

PLC - Public Limited Company

PJSC - Public Joint Stock Company

AG -  Aktiengesellschaft - German term for Public Limited Company.

A/S - Aktieselskab - Danish term for Public Limited Company.

BHD - Berhad - Malaysian term for Public Limited Company.

SA  - Société Anonyme - French term for Public Limited Company.

The accompanying notes are an integral part of these financial statements.

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PARVIN HEDGED EQUITY SOLARI WORLD FUND

SCHEDULE OF PURCHASED OPTIONS

MAY 31, 2021 (UNAUDITED)

PUT OPTIONS - 2.08% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

iShares MSCI EAFE ETF	Options Clearing Corp.	15	$ 97,500	$ 65.00	1/21/2022	$ 1,718

iShares MSCI EAFE ETF	Options Clearing Corp.	13	84,500	65.00	3/18/2022	1,898

iShares MSCI EAFE ETF	Options Clearing Corp.	5	32,500	65.00	6/17/2022	1,090

iShares MSCI Emerging Markets ETF	Options Clearing Corp.	20	90,000	45.00	6/17/2022	3,630

SPDR S&P 500 ETF Trust	Options Clearing Corp.	5	165,000	330.00	1/21/2022	2,960

SPDR S&P 500 ETF Trust	Options Clearing Corp.	4	140,000	350.00	6/17/2022	5,384

TOTAL PURCHASED OPTIONS (Premiums Paid $25,801) - 2.08%						$16,680

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at May 31, 2021.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

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PARVIN HEDGED EQUITY SOLARI WORLD FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2021 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $805,731)	$ 818,969
Investments in Purchased Options, at Value (Premiums Paid $25,801)	16,680
Receivables:
Dividends & Interest	1,637
Due From Adviser	14,079
Prepaid Expenses	3,366
Total Assets	854,731
Liabilities:
Due To Broker for Securities Purchased	36,012
Transfer Agent and Accounting Fees	2,133
Administrative Fees	1,016
Chief Compliance Officer Fees	1,016
Distribution (12b-1) Fees	219
Trustee Fees	207
Interest Expense	74
Other Accrued Expenses	12,060
Total Liabilities	52,737
Net Assets	$ 801,994

Net Assets Consist of:
Paid-In Capital	$ 794,936
Accumulated Deficit	7,058
Net Assets, for 79,434 Shares Outstanding	$ 801,994

Net Asset Value, Offering Price and Redemption Price Per Share	$ 10.10

The accompanying notes are an integral part of these financial statements.

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PARVIN HEDGED EQUITY SOLARI WORLD FUND

STATEMENT OF OPERATIONS

For the period December 31, 2020 (commencement of investment operations) through May 31, 2021 (UNAUDITED)

Investment Income:
Dividends, net of foreign tax withholdings of $266	$ 2,923
Interest	28
Total Investment Income	2,951

Expenses:
Audit Fees	6,558
Legal Fees	5,340
Transfer Agent & Accounting Fees	5,294
Advisory Fees	2,594
Administrative Fees	2,516
Chief Compliance Officer Fees	2,516
Custody Fees	2,475
Trustee Fees	1,407
Miscellaneous Fees	610
Distribution (12b-1) Fees	519
Registration Fee	319
Interest Expense	208
Printing and Mailing Fees	110
Nasdaq Fees	106
Total Expenses	30,572
Fees Waived and/or Expenses Reimbursed Contractually by the Adviser	(4,719)
Expenses Voluntarily Reimbursed by the Adviser	(25,843)
Net Expenses	10

Net Investment Income	2,941

Realized and Unrealized Gain on Investments and Derivative Transactions
Net Realized Gain on Investments and Derivative Transactions	-
Net Change in Unrealized Appreciation/Depreciation on Investments and Derivative Transactions	4,117
Realized and Unrealized Gain on Investments and Derivative Transactions	4,117

Net Increase in Net Assets Resulting from Operations	$ 7,058

The accompanying notes are an integral part of these financial statements.

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PARVIN HEDGED EQUITY SOLARI WORLD FUND

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)
Period Ended*
5/31/2021
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 2,941
Net Realized Gain (Loss) on Investments and Derivative Transactions	-
Net Change in Unrealized Appreciation on Investments and Derivative Transactions	4,117
Net Increase in Net Assets Resulting from Operations	7,058

Distributions to Shareholders:
Distributions	-
Total Dividends and Distributions Paid to Shareholders	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Class N	794,936
Proceeds from Reinvestment of Distributions
Class N	-
Cost of Shares Redeemed:
Class N	-
Net Increase in Net Assets from Capital Share Transactions	794,936

Total Increase in Net Assets from Shareholder Activity	801,994

Net Assets:
Beginning of Period/Year	-

End of Period/Year	$ 801,994

* For the period December 31, 2020 (commencement of investment operations) through May 31, 2021.

The accompanying notes are an integral part of these financial statements.

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PARVIN HEDGED EQUITY SOLARI WORLD FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended (c)
	5/31/2021

Net Asset Value, at Beginning of Period	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.06
Net Gain on Securities (Realized and Unrealized)	0.04
Total from Investment Operations	0.10

Distributions:	-

Net Asset Value, at End of Period	$ 10.10

Total Return **	1.00%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 802
Before Waiver
Ratio of Expenses to Average Net Assets	14.58%	(a)
Ratio of Net Investment Loss to Average Net Assets	(13.17)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	0.00%	(a) (d)
Ratio of Net Investment Income to Average Net Assets	1.40%	(a)
Portfolio Turnover	0.00%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends, if any.

(a) Annualized.

(b) Not Annualized.

(c) For the period December 31, 2020 (commencement of investment operations) through May 31, 2021.

(d) The Adviser voluntarily waived 12.33% in expenses for the period ended May 31, 2021, that is outside of the Expense Limitation Agreement.

The accompanying notes are an integral part of these financial statements.

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PARVIN HEDGED EQUITY SOLARI WORLD FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2021 (UNAUDITED)

NOTE 1. ORGANIZATION

The Parvin Hedged Equity Solari World Fund (the "Fund") is a diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 31, 2020. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. There are currently seven separate series offered by the Trust. The investment adviser to the Fund is Parvin Fund Management, LLC (the "Advisor").

The Fund seeks capital preservation, current income, and growth.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting requirements of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies including FASB Accounting Standards Update ("ASU") 2013-08."

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:  The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses. The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTIONS: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of securities received. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country's rules and tax rates.

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PARVIN HEDGED EQUITY SOLARI WORLD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

OPTIONS: The Fund may invest in put and call options.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund. The ability of the Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments. See Note 6 for additional disclosures related to derivative instruments.

FEDERAL INCOME TAX: The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken on the Fund’s 2021 tax return. The Fund identifies it’s major tax jurisdiction as U.S. federal, and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period December 31, 2020 (commencement of investment operations) through May 31, 2021, the Fund did not incur any interest or penalties.

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PARVIN HEDGED EQUITY SOLARI WORLD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, on at least an annual basis. Distributions will be recorded on the ex-dividend date.  Distributions to shareholders are determined in accordance with income tax regulations. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the related amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated to the Advisor to apply those methods in making fair value determinations, subject to Board oversight. In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets,

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PARVIN HEDGED EQUITY SOLARI WORLD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of the investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in inactive markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the

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PARVIN HEDGED EQUITY SOLARI WORLD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Derivative instruments (options). Derivative transactions that are actively traded, and valuation adjustments that are not applied, are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date. If the last sales price is not available then the options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. These securities will be categorized as Level 1 of the fair value hierarchy. Money market funds are valued at their net asset value of $1 per share and are categorized as Level 1.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2021:

Investments in Securities
(Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 610,399	$ -	$ -	$ 610,399
Money Market Fund	208,570	-	-	208,570
Purchased Options	8,344	8,336	-	16,680
Total	$ 827,313	$ 8,336	$ -	$ 835,649

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets or liabilities during the period December 31, 2020 (commencement of investment operations) through May 31, 2021. There were no transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISOR: The Advisor serves as investment advisor to the Fund pursuant to a management agreement with the Trust (the "Agreement").  Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio. The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Advisor a fee

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PARVIN HEDGED EQUITY SOLARI WORLD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

computed and accrued daily and paid monthly in arrears at an annual rate of 1.25% of the average daily net assets of the Fund during the term of the Agreement. For the period December 31, 2020 (commencement of investment operations) through May 31, 2021, the Advisor earned advisory fees of $2,594. During the same period, the Advisor waived advisory fees of $2,594 and reimbursed the Fund $2,125 in expenses.  Additionally, the Advisor voluntarily reimbursed the Fund $25,843 in additional expenses. As of May 31, 2021, the Advisor owed the Fund $14,079 for expenses voluntarily waived by the Advisor outside of the Expense Limitation Agreement.

The Advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until December 31, 2021, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 2.25% of average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (three years from the date that the fees have been waived or reimbursed) if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment.  This agreement may be terminated only by the Board, on 60 days' written notice to the Advisor.

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Fund’s transfer agent and fund accountant.  MSS receives an annual fee from the Fund of $11.50 per shareholder for the transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The Fund accounting fees range from $22,200 to $70,450 depending on the average net assets of the Fund.  The Fund will receive a discount of between 10% - 50% on fund accounting fees until assets reach $10 million. For the period December 31, 2020 (commencement of investment operations) through May 31, 2021, MSS earned $5,294 from the Fund for transfer agent and accounting services. As of May 31, 2021, the Fund owed MSS $2,133 for transfer agent and accounting services.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and an employee of MSS. Mr. Pokersnik serves as the Chief Compliance Officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund.  For the period December 31, 2020 (commencement of investment operations) through May 31, 2021, Empirical earned $5,032 for these services. As of May 31, 2021, the Fund owed Empirical $2,032.

Semi-Annual Report | 15

PARVIN HEDGED EQUITY SOLARI WORLD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

UNDERWRITER FEES: Arbor Court Capital, LLC (the "Underwriter") acts as the Fund's principal underwriter in a continuous offering of the Fund's shares. The Underwriter is an affiliate of MSS. Mr. Getts is the president and owner of the Underwriter. For the period December 31, 2020 (commencement of investment operations) through May 31, 2021, the Underwriter earned $300 for its services.

DISTRIBUTION FEES: The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan").  The Plan permits the Fund to pay the Advisor and/or the Underwriter for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Fund is 0.25% of its average daily net assets.  The Plan is a compensation style plan which means the Fund accrues expenses and pays the Advisor and/or the Underwriter based upon the percentage described above rather than on actual expenses incurred by the Advisor and/or the Underwriter.

Subject to the oversight of the Trustees, the Trust may, directly or indirectly, engage in any activities related to the distribution of the Shares of the Fund, which activities may include, but are not limited to, the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Fund Shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of Fund Shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that hold Fund Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Fund Shares or who render shareholder support services, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating this Plan.  The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Fund Shares, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

The Plan has been approved by the Board, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same

Semi-Annual Report | 16

PARVIN HEDGED EQUITY SOLARI WORLD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund.  For the period December 31, 2020 (commencement of investment operations) through May 31, 2021, the Fund incurred distribution fees under the Plan of $519.

NOTE 5. SHARES OF BENEFICIAL INTEREST TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Paid in capital as of May 31, 2021 was $794,936.

Transactions in shares of beneficial interest were as follows:

	For the period December 31, 2020 (commencement of investment operations) through May 31, 2021
	Shares	Capital
Shares sold	79,434	$ 794,936
Shares reinvested	-	-
Shares redeemed	-	-
Net Increase (Decrease)	79,434	$ 794,936

NOTE 6. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of May 31, 2021, was as follows:

Assets	Equity Contracts
Purchased Options	$ 16,680
Total	$ 16,680

The Fund considers the average quarter-end notional amounts during the period December 31, 2020 (commencement of investment operations) through May 31, 2021, categorized by primary underlying risk, to be representative of its derivative activities at May 31, 2021.

Average notional value of:

Purchased Options

$ 304,750

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities, which require that the Fund disclose: a) how and why an entity uses derivative instruments and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

Semi-Annual Report | 17

PARVIN HEDGED EQUITY SOLARI WORLD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

The Advisor consistently assesses the value of existing positions in the Fund.  Generally, the Advisor exercises patience when fundamentals are stable but prices volatile. The Advisor may at times write covered call options on a small portion of existing common stock positions in the Fund to generate premium. The Fund may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.  The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

For the period December 31, 2020 (commencement of investment operations) through May 31, 2021, financial derivative instruments had the following effect on the Statement of Operations:

Net realized gain on:	Equity Contracts	Total
Purchased Options	$ -	$ -

Net change in unrealized depreciation on:	Equity Contracts	Total
Purchased Options	$ (9,121)	$ (9,121)

NOTE 7. INVESTMENT TRANSACTIONS

For the period December 31, 2020 (commencement of investment operations) through May 31, 2021, purchases and sales of investment securities other than U.S. Government Obligations, short-term investments, options, and securities sold short aggregated $597,161 and $0, respectively. For the period December 31, 2020 (commencement of investment operations) through May 31, 2021, purchases, sales, and expirations of options aggregated $25,801, $0 and $0, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and

Semi-Annual Report | 18

PARVIN HEDGED EQUITY SOLARI WORLD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

NOTE 9. TAX MATTERS

At May 31, 2021, the cost of investments for federal income tax purposes was $831,532 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 28,039
Unrealized (depreciation)	(23,922)
Net unrealized (depreciation)	$ 4,117

There were no distributions paid during the period December 31, 2020 (commencement of investment operations) through May 31, 2021.

NOTE 10.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Semi-Annual Report | 19

PARVIN HEDGED EQUITY SOLARI WORLD FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

NOTE 11.  SUBSEQUENT EVENTS

The Fund is required to recognize, in the financial statements, the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the financial statements. Management has evaluated subsequent events through the issuance of these financial statements and has noted no further events.

Semi-Annual Report | 20

PARVIN HEDGED EQUITY SOLARI WORLD FUND

EXPENSE ILLUSTRATION

MAY 31, 2021 (UNAUDITED)

  Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees; distribution and service (12b-1) fees; transaction fees such as redemption fees, sales loads and ongoing costs; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 31, 2020 (commencement of investment operations) through May 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 31, 2020	May 31, 2021	December 31, 2020 to May 31, 2021

Actual **	$1,000.00	$1,010.00	$0.00
Actual	$1,000.00	$1,010.00	$9.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.45	$9.42

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the one-half year period).

** Expenses after voluntary waiver outside of the Expense Limitation Agreement of 0.00% multiplied by the average account value over the period, multiplied by 152/365 (to reflect the one-half year period).

Semi-Annual Report | 21

PARVIN HEDGED EQUITY SOLARI WORLD FUND

TRUSTEES & OFFICERS

MAY 31, 2021 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	6	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	6	None

1The “Fund Complex” consists of the MSS Series Trust.

Semi-Annual Report | 22

PARVIN HEDGED EQUITY SOLARI WORLD FUND

TRUSTEES & OFFICERS (CONTINUED)

MAY 31, 2021 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act and each officer of the Trust.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	6	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an “Interested” Trustee as defined in the 1940 Act because he is an officer of the Trust and President/owner of the Fund’s transfer agent, fund accountant, and distributor.
2The “Fund Complex” consists of the MSS Series Trust.
Each non-interested Trustee receives $300 per quarterly meeting attended.

The Statement of Additional Information includes addition information about the Trustees and is available without charge upon request, by calling toll free at 1-800-564-3899.

Semi-Annual Report | 23

PARVIN HEDGED EQUITY SOLARI WORLD FUND

ADDITIONAL INFORMATION

MAY 31, 2021 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-866-458-4744 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://sec.gov. You may also obtain copies by calling the Fund at 1-866-458-4744.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-866-458-4744.

Liquidity Risk Management Program

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended May 31, 2021, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Semi-Annual Report | 24

PARVIN HEDGED EQUITY SOLARI WORLD FUND

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2021 (UNAUDITED)

 Approval of Management Agreement

At a special meeting of the Board held December 16, 2020, the Board of Trustees (the "Board") of MSS Series Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" as that term is defined in the Investment Company Act of 1940 discussed the approval of the management agreement (the "Management Agreement") between the Trust and Parvin Fund Management, LLC with respect to the Fund. The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement. In connection with its deliberations regarding the approval of the Management Agreement, the Board reviewed the materials prepared by the Advisor.

Nature, Extent and Quality of Service. The Trustees commented that Parvin was recently formed to provide advisory services to investment companies. They reviewed the business experience of key personnel responsible for servicing the Fund, noting that Parvin would use proprietary ESG standards developed by a member of Solari Investment Advisory Services, LLC to manage the Fund. They also noted that Parvin utilized Empirical Administrations, LLC (“Empirical”) for compliance and marketing services acknowledging that Empirical provides similar services to other funds within the Trust. They noted that Parvin utilized a multi-factor process for broker-dealer selection and would regularly evaluate its relationships with broker-dealers to determine execution quality. After further discussion, the Trustees agreed that Parvin should be given the opportunity to manage the Funds.

Performance. The Trustees reviewed the Fund’s investment strategy and objective. They further noted that Parvin was recently formed and lacked a prior performance record to submit for consideration. However, they acknowledged that the adviser’s affiliate had successfully managed separate accounts with a similar investment strategy. After further discussion, the Trustees concluded that Parvin had the potential to provide shareholders with reasonable returns.

Fees and Expenses. The Trustees noted that the Fund’s proposed advisory fee was 1.25% and observed that the Fund’s advisory fee was higher than the peer group average. They further noted that the Fund’s projected net expense ratio of 2.25% was higher than the Fund’s Morningstar category and peer group averages but within the ranges of the peer group. The Trustees acknowledged that the differences in the net expense ratios was the result of the size of certain funds included in the Fund’s peer group and Morningstar category. They noted that Parvin agreed to enter into an expense limitation agreement, under which it agreed to contractually limit expenses to 2.25%

Semi-Annual Report | 25

PARVIN HEDGED EQUITY SOLARI WORLD FUND

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2021 (UNAUDITED)

subject to certain exclusions.  The Trustees agreed that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Parvin with respect to each Fund and considered whether projected profits, if any, were reasonable. They noted that the adviser projected to incur a reasonable profit in connection with each Fund over the first two years of operations for each Fund. The Trustees concluded excessive profitability was not a relevant concern at this time.

Economies of Scale. The Trustees considered whether Parvin will experience economies of scale with respect to the management of the Fund. They noted that the adviser indicated that it was open to discussing the implementation of economies of scale as each Fund’s assets increased. The Trustees concluded that the absence of breakpoints at this time was reasonable.

Conclusion. Having requested and received such information from Parvin as the Trustees believed reasonably necessary to evaluate the terms of Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the Management Agreement was in the best interests of the future shareholders of the Fund.

Semi-Annual Report | 26

Parvin Hedged Equity Solari World Fund
(Ticker: PHSWX)

Investment Adviser

Parvin Fund Management, LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Sanville & Company

This report is provided for the general information of the shareholders of the Parvin Hedged Equity Solari World Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS SERIES TRUST

By /s/ Gregory B. Getts, President

     Gregory B. Getts

     President

Date: August 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts, President

      Gregory B. Getts

      President

Date: August 5, 2021

By /s/Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: August 5, 2021